Eaton Vance

Georgia Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value
Education — 9.0%
Fulton County Development Authority, (Georgia Tech Athletic Association), 5.00%, 10/1/35	$500	$627,525
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	538,216
Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	656,193
Georgia Private Colleges and Universities Authority, (Emory University), 1.52%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,004,100
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	298,302
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,267,040
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,198,740
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,440,588

		$8,030,704

Electric Utilities — 2.1%
Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,043,200
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	823,695

		$1,866,895

Escrowed/Prerefunded — 7.2%
DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	$1,000	$1,037,130
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	740	922,114
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	805,013
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	819,967
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,345,400
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,571,415

		$6,501,039

General Obligations — 20.4%
Bryan County School District, 4.00%, 8/1/33	$500	$564,100
Bryan County School District, 4.00%, 8/1/34	435	488,140
Cherokee County School System, 5.00%, 2/1/29	1,000	1,183,210
Columbia County, 5.00%, 1/1/28	1,000	1,245,830
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,239,740
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,863,586
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	327,651
Forsyth County School District, 5.00%, 2/1/32	1,000	1,258,770
Forsyth County School District, 5.00%, 2/1/37	500	621,665
Fulton County, 5.00%, 7/1/31	1,000	1,232,750
Georgia, 2.00%, 8/1/27	315	315,082

Security	Principal Amount (000’s omitted)	Value
Georgia, 4.00%, 7/1/35	$1,000	$1,157,540
Georgia, 5.00%, 2/1/28	1,500	1,776,780
Jackson County School District, 5.00%, 3/1/30	1,000	1,287,430
Jackson County School District, 5.00%, 3/1/32	1,000	1,277,450
Valdosta School System, 5.00%, 2/1/28	1,000	1,212,930
Worth County School District, 5.00%, 12/1/37	235	283,713

		$18,336,367

Hospital — 14.7%
Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$678,653
Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	617,475
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	603,665
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	972,145
Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	448,924
DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,105,660
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,785,990
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,478,987
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,175,640
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	750,243
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,497,573
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	500	544,130
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	567,110

		$13,226,195

Industrial Development Revenue — 3.9%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,479,120
Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,018,640

		$3,497,760

Insured-Education — 1.3%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,148,479

		$1,148,479

Insured-Electric Utilities — 4.7%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,098,650
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,194,638
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,056,401
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	590,199
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	321,912

		$4,261,800

Insured-Escrowed/Prerefunded — 2.0%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,774,920

		$1,774,920

Insured-General Obligations — 1.6%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,393,122

		$1,393,122

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 2.8%
East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$833,611
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,640,129

		$2,473,740

Insured-Special Tax Revenue — 0.8%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$85	$87,343
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	605,571

		$692,914

Insured-Water and Sewer — 4.1%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), Prerefunded to 6/1/20, 5.00%, 6/1/33	$500	$509,515
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,962,394
Etowah Water and Sewer Authority, (BAM), 4.00%, 3/1/35(2)	500	563,190
Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	599,205

		$3,634,304

Lease Revenue/Certificates of Participation — 2.0%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,225,280
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	605,910

		$1,831,190

Other Revenue — 1.3%
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	$1,000	$1,201,900

		$1,201,900

Senior Living/Life Care — 1.1%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$584,955
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	420	444,708

		$1,029,663

Special Tax Revenue — 5.4%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$889,080
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	418,013
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,161,540
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,185,660
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,173,711

		$4,828,004

Transportation — 4.0%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,136,280
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	752,273
Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39	600	674,154
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,036,502

		$3,599,209

Water and Sewer — 8.7%
Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,251,450
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,145,020

Security	Principal Amount (000’s omitted)	Value
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	$375	$452,197
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	297,345
Columbus, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	572,660
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,276,033
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,656,060
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,173,990

		$7,824,755

Total Tax-Exempt Investments — 97.1% (identified cost $81,910,165)		$87,152,960

Other Assets, Less Liabilities — 2.9%		$2,570,118

Net Assets — 100.0%		$89,723,078

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.0% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2019.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$87,152,960	$—	$87,152,960
Total Investments	$—	$87,152,960	$—	$87,152,960

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.